Investment in finance leases, net - Components of net investment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Industries [Abstract]
Future minimum lease payments to be received, net	$ 1,196,580	$ 1,189,932
Estimated residual values of leased flight equipment	591,746	516,550
Less: Unearned income	(522,343)	(487,729)
Less: Allowance for credit losses (Note 22)	(9,955)	(10,168)
Net investment in finance leases	$ 1,256,028	$ 1,208,585